FIRST INVESTORS GOVERNMENT FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126



                                February 22, 1999




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Government Fund, Inc.
                       File Nos. 2-89287 and 811-3967
                       -------------------------------------

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Government Fund, Inc. (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   22  was   filed
electronically with the Commission.

                                             Very truly yours,

                                             FIRST INVESTORS GOVERNMENT
                                             FUND, INC.

                                             /s/ C. Durso
                                             -----------------------------
                                             By: C. Durso, Vice President